UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec H3A 2M8

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     June 30, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $824,726 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BRD CO                COM              00762W107    12699   246590 SH       SOLE                    97174        0   149416
AMEDISYS INC                   COM              023436108     9938   283949 SH       SOLE                   111694        0   172255
ARTIO GLOBAL INVS INC          COM CL A         04315B107    19355  1197728 SH       SOLE                   471346        0   726382
BALDWIN & LYONS INC            CL B             057755209    10858   463620 SH       SOLE                   182510        0   281110
BIG LOTS INC                   COM              189302103    20932   481961 SH       SOLE                   189684        0   292277
BROWN & BROWN INC              COM              115236101    38780  1503104 SH       SOLE                   592237        0   910867
CBOE HLDGS INC                 COM              12503M108    20229   698266 SH       SOLE                   275219        0   423047
CAL DIVE INTL INC DEL          COM              12802T101    21317  3054020 SH       SOLE                  1203247        0  1850773
CARLISLE COS INC               COM              142339100    22015   494169 SH       SOLE                   194791        0   299378
CHARLES RIV LABS INTL INC      COM              159864107    21722   565982 SH       SOLE                   222742        0   343240
CHEMED CORP NEW	               COM              16359R103    26952   404624 SH       SOLE                   159423        0   245201
FOSSIL INC                     COM              349882100    18035   192575 SH       SOLE                    76015        0   116560
GLADSTONE INVT CORP            COM              376546107     6990   900771 SH       SOLE                   354837        0   545934
GRACO INC                      COM              384109104    22702   499061 SH       SOLE                   196098        0   302963
GRAND CANYON ED INC            COM              38526M106    20803  1434692 SH       SOLE                   564775        0   869917
HERBALIFE LTD                  COM USD SHS      G4412G101    20836   256102 SH       SOLE                   100765        0   155337
HHGREGG INC                    COM              42833L108    21025  1570228 SH       SOLE                   618138        0   952090
IDEX CORP                      COM              45167R104    21465   491759 SH       SOLE                   194219        0   297540
INTERVAL LEISURE GROUP INC     COM              46113M108    26895  1644939 SH       SOLE                   647558        0   997381
KINETIC CONCEPTS INC           COM NEW          49460W208    20390   374683 SH       SOLE                   147843        0   226840
LHC GROUP INC                  COM              50187A107    27315   910494 SH       SOLE                   359113        0   551381
LENDER PROCESSING SVCS INC     COM              52602E102    26222   814593 SH       SOLE                   321636        0   492957
LINCARE HLDGS INC              COM              532791100    20311   684793 SH       SOLE                   269321        0   415472
LINCOLN EDL SVCS CORP          COM              533535100    15128   952054 SH       SOLE                   376510        0   575544
MTS SYS CORP                   COM              553777103    18645   409340 SH       SOLE                   161414        0   247926
MARKETAXESS HLDGS INC          COM              57060D108    20245   836928 SH       SOLE                   329081        0   507847
MIDDLEBY CORP                  COM              596278101    16118   173086 SH       SOLE                    68146        0   104940
MILLER HERMAN INC              COM              600544100    25466   926380 SH       SOLE                   364490        0   561890
NEUSTAR INC                    COM              64126X201    27659  1081285 SH       SOLE                   425880        0   655405
PROGRESS SOFTWARE CORP         COM              743312100    21658   744524 SH       SOLE                   293484        0   451040
QLOGIC CORP                    COM              747277101    20763  1119318 SH       SOLE                   441717        0   677601
RLI CORP                       COM              749607107    23280   403817 SH       SOLE                   159042        0   244775
SOTHEBYS                       COM              835898107    18238   346724 SH       SOLE                   136944        0   209780
TCF FINL CORP                  COM              872275102    18754  1182471 SH       SOLE                   466948        0   715523
TEMPUR PEDIC INTL INC          COM              88023U101    17465   344754 SH       SOLE                   135992        0   208762
THOR INDS INC                  COM              885160101    19939   597514 SH       SOLE                   235382        0   362132
TRUE RELIGION APPAREL INC      COM              89784N104    18943   807115 SH       SOLE                   317596        0   489519
UNIVERSAL HLTH SVCS INC        COM              913903100    37528   759525 SH       SOLE                   299473        0   460052
WILEY JOHN & SONS INC          COM              968223206    27111   533268 SH       SOLE                   210041        0   323227